Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Finance Income (Cost) [Line Items]
Interest income	€ 0.5	€ 0.1	€ 0.5	€ 0.3
Gain on derivatives	0.0	3.5	1.7	8.9
Net Foreign Exchange Gains On Financial Assets And Liabilities	0.6	0.3	0.5	0.0
Total finance income	1.1	3.9	2.7	9.2
Interest expense	(10.9)	(10.8)	(33.1)	(38.5)
Losses on change in fair value of derivatives	(1.3)	0.0	0.0	0.0
Net foreign exchange losses arising on retranslation of financial assets and liabilities	0.0	0.0	0.0	(2.2)
Net pension interest costs	(0.9)	(1.0)	(2.7)	(2.8)
Amortization of borrowing costs	(0.5)	(0.4)	(1.0)	(2.3)
Interest on unwinding discounted items	(0.3)	(0.3)	(0.9)	(0.9)
Financing costs incurred on new or amended debt	0.7	0.0	(1.1)	(19.5)
Finance costs	(13.2)	(12.5)	(38.8)	(66.2)
Net financing costs	€ (12.1)	€ (8.6)	(36.1)	€ (57.0)
Write off of deferred debt issuance costs			€ 15.7